Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Premiums and other considerations		$ 6,396.7	$ 5,264.3	$ 4,714.0
Fees and other revenues		2,204.7	2,168.1	2,708.2
Net investment income		3,285.5	2,852.4	3,633.7
Net realized capital gains (losses)	[1]	(154.7)	83.3	112.1
Net realized capital gains on funds withheld assets	[1]	161.8	749.4
Change in fair value of funds withheld embedded derivative		(1,326.7)	3,652.8	0.0
Total revenues		10,567.3	14,770.3	11,168.0
Expenses
Benefits, claims and settlement expenses		7,226.2	5,882.7	6,617.5
Liability for future policy benefits remeasurement (gain) loss		(52.5)	(259.8)	0.4
Market risk benefit remeasurement loss		33.7	131.2	114.1
Dividends to policyholders		89.2	94.8	94.8
Operating expenses		3,121.5	3,135.9	2,828.5
Total expenses		10,418.1	8,984.8	9,655.3
Income before income taxes		149.2	5,785.5	1,512.7
Income taxes (benefits)		(87.4)	1,106.0	196.6
Net income		236.6	4,679.5	1,316.1
Net income attributable to noncontrolling interest		19.6	62.2	24.3
Net income attributable to Principal Life Insurance Company		$ 217.0	$ 4,617.3	$ 1,291.8

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.